Significant Accounting Policies (Standard Warranty and Extended Warranty Tables) (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Standard Warranty Liability
Balance at January 1	$ 197	$ 376
Current period accruals	173	240
Accrual adjustments to reflect actual experience	7	(120)
Charges incurred	(196)	(298)
Balance at December 31	181	197
Extended Warranty Liability (Deferred Income)
Current portion	11,021	11,877
Noncurrent portion	3,771	3,691
Industry Standard x86 Server Portfolio
Standard Warranty Liability
Accrual adjustments to reflect actual experience		(125)
Extended Warranty Liability (Deferred Income)
Extended Warranty Liability (Deferred Income)
Balance at January 1	536	579
Revenue deferred for new extended warranty contracts	286	298
Amortization of deferred revenue	(253)	(316)
Other	(31)	(24)
Balance at December 31	538	536
Current portion	238	254
Noncurrent portion	$ 300	282
Extended Warranty Liability (Deferred Income) | Industry Standard x86 Server Portfolio
Extended Warranty Liability (Deferred Income)
Amortization of deferred revenue		$ (21)